ORGANIZATION AND DESCRIPTION OF BUSINESS (Details 4) (USD $)	4 Months Ended	6 Months Ended	12 Months Ended		28 Months Ended	1 Months Ended
	Dec. 31, 2011	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Aug. 31, 2013 Convertible Series E Preferred Stock	Aug. 31, 2013 Exchange Of Related Party Debt Transaction Barry Honig, Board Member	Aug. 31, 2013 Exchange Of Related Party Debt Transaction Warrants Barry Honig, Board Member	Aug. 31, 2013 Exchange Of Related Party Debt Transaction Convertible Series E Preferred Stock Barry Honig, Board Member
ORGANIZATION AND DESCRIPTION OF BUSINESS
Net loss	$ 11,791,302	$ 7,000,000	$ 14,103,388	$ 49,103,047	$ 74,825,220
Net cash used in operations		4,600,000	7,242,764	9,943,307	19,148,530
Total accumulated deficit since inception		(107,000,000)	(100,000,000)
Going Concern
Shares issued in private placement						10,533
Net proceeds from private placement			10,227,079	1,000,000	14,511,475	10,200,000
Number of shares issued in exchange for outstanding principal and accrued interest to related party							652		652
Number of warrants issued in exchange for outstanding principal and accrued interest to related party (in shares)								782,400
Amount owed by the Company under a Credit Facility Agreement to related party							$ 646,000